Note 6 - Related Party Transactions (Details Textual)										1 Months Ended				12 Months Ended
	Oct. 13, 2023 USD ($)	Apr. 18, 2022 USD ($)	Jan. 12, 2022 USD ($)	Jan. 01, 2022 EUR (€)	Sep. 29, 2021 USD ($)	Jun. 04, 2021 USD ($) $ / shares shares	May 10, 2021 USD ($)	Jan. 01, 2012 EUR (€)	Jan. 01, 2011	Oct. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Apr. 30, 2022	Feb. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction, Agreement Term (Year)									5 years							5 years	5 years	5 years
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation				€ 720				€ 685								$ 853	€ 775
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up				€ 360				€ 342.5			€ 387.5					$ 426
Foreign Currency Exchange Rate, Translation																1.1
Accounts Receivable, after Allowance for Credit Loss, Current																$ 6,740,606		$ 7,147,833
Payments to Acquire Vessel																65,286,558		37,786,324	$ 36,823,327
Proceeds from Related Party Debt																0		0	6,000,000
Interest Expense, Operating and Nonoperating																6,277,704		3,622,458	2,040,694
Gain (Loss) on Extinguishment of Debt, Total																0		0	(1,647,654)
Share Price (in dollars per share) | $ / shares						$ 27.44
Repayments of Related Party Debt																(0)		(0)	$ 2,700,000
M/V Molyvos Luck [Member]
Payments to Acquire Vessel			$ 21,214,125
M/V Santa Cruz [Member]
Payments to Acquire Vessel		$ 15,754,264
Related Party [Member]
Accounts Receivable, after Allowance for Credit Loss, Current																0		2,416,180
Notes and Loans Payable																577,542
Eurochart [Member] | M/V Maria, M/V Christos K and M/V Yannis Pittas [Member]
Related Party Transaction, Amounts of Transaction										$ 650,000
Eurochart [Member] | M/V Molyvos Luck [Member]
Payments to Acquire Vessel													$ 210,000
Eurochart [Member] | M/V Santa Cruz [Member]
Related Party Transaction, Amounts of Transaction		$ 157,500
Sentinel [Member]
Related Party Transaction, Commission on Premium, Maximum, Percentage																			5.00%
Technomar [Member]
Related Party Transaction, Amounts of Transaction per Crew Member per Month																			$ 50
Ergina Shipping Ltd. [Member]
Related Party Contract, Annual Proceeds	$ 15,000
Proceeds from Related Party Debt							$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Interest Expense, Operating and Nonoperating																			79,533
Debt Instrument, Convertible, Threshold Trading Days						15
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares						$ 18.3
Gain (Loss) on Extinguishment of Debt, Total						$ (1,647,654)
Repayments of Related Party Debt					$ 2,700,000
Ergina Shipping Ltd. [Member] | Loan Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount						$ 3,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares						180,308
Related Party Management Fees [Member]
Vessel Management Fees																3,281,361		2,968,073	2,350,747
Annual Compensation [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction																1,350,000		1,250,000	1,250,000
Additional Special Bonus [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction																0		210,000	460,000
Executive Management Services [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction																1,350,000		1,460,000	$ 1,710,000
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage																			1.00%
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction, Amounts of Transaction																630,433		932,123	$ 856,334
Related Party Transaction, Commission, Percentage																			1.25%
Commission of Purchase Price Paid by Seller of Vessel [Member] | Eurochart [Member]
Related Party Transaction, Commission, Percentage																			1.00%
Payments to Acquire Vessel																			$ 365,000
Commission In Connection With Sale of Vessel [Member] | Eurochart [Member]
Related Party Transaction, Amounts of Transaction																		96,750
Related Party Transaction, Commission, Percentage										1.00%		1.00%
Crew Fees [Member] | Sentinel [Member]
Related Party Transaction, Amounts of Transaction																63,237		69,205	43,478
Crew Fees [Member] | Technomar [Member]
Related Party Transaction, Amounts of Transaction																$ 128,418		$ 138,397	$ 86,906
Payments From Administrative Contract [Member] | Ergina Shipping Ltd. [Member]
Related Party Transaction, Amounts of Transaction	4,600
Lump Sum Payment From Administrative Contract [Member] | Ergina Shipping Ltd. [Member]
Related Party Transaction, Amounts of Transaction	$ 110,000
Forecast [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation														$ 891	€ 810
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up														446	€ 405
Forecast [Member] | Annual Compensation [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction														$ 1,400,000